UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Strategic Income Fund Annual Report October 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report October 31, 2012

Eaton Vance

Strategic Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Management and Organization	24

Important Notices	26

Eaton Vance

Strategic Income Fund

October 31, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period ending October 31, 2012, was a year dominated by central bank easing. The most aggressive action took place in developed-market countries that are burdened with debt. The European Central Bank (ECB) offered low-interest, three-year loans to banks, as the region’s debt crisis made it difficult for banks to fund their operations in the public markets. The ECB also cut its main interest rate three times, to a record low of 0.75%, and unveiled a plan to buy bonds of troubled eurozone governments. With their key policy rates already near zero, the U.S. Federal Reserve (the Fed), Bank of Japan and Bank of England relied on quantitative easing to try to reduce longer-term borrowing costs and spur economic growth. In addition, the Fed continued with “Operation Twist,” a stimulus program that was set to expire in June 2012 but that was extended through the end of 2012.

In the United States, gross domestic product (GDP) growth slid from an annual rate of 4.1% in the fourth quarter of 2011 to 2.7% or less in each of the next three quarters. Growth in Germany and Japan also decelerated, Spain and Italy entered recession, and France appeared to be heading in that direction. Latin American and emerging Asian economies grew faster than their developed-market counterparts. However, their growth rates slowed, causing central banks in Brazil, China and other countries in these regions to reduce interest rates.

The world’s bond markets generally posted positive returns during the fiscal year. Higher-risk securities delivered some of the strongest gains, as investors chased yield in the low-rate environment. For example, local bond prices appreciated throughout much of the emerging world. In the foreign exchange markets, most Latin American and Asian currencies strengthened versus the U.S. dollar, and most Central and Eastern European currencies strengthened versus the euro. On a total return basis, the Mexican peso and Philippine peso did especially well versus the U.S. dollar, while the Polish zloty was a standout performer versus the euro.

The S&P/LSTA Leveraged Loan Index2, the broad barometer for the floating-rate loan market, gained 8.48% during the fiscal year. Floating-rate loans benefited from a “technical benefit” of low supply and robust demand from yield-hungry investors. Moreover, fundamental conditions were positive, with the default rate well below long-term averages.

The corporate high-yield bond market, as measured by the BofA Merrill Lynch U.S. High Yield Index, returned 13.18%. Spreads on high-yield bonds (their incremental yield over comparable-maturity Treasury securities) narrowed by 144 basis points during the fiscal year to 563 basis points above Treasury yields. The average price of a bond within the Index finished at $103.26 — up from $98.46 at the start of the period — and had a 6.52% yield-to-worst, which indicates the lowest yield to any stated maturity or call date. Within the high-yield market, lower-quality bonds delivered the strongest returns. CCC- and lower-rated issues gained 14.59%, while BB- and B-rated issues rose 13.05% and 12.72%, respectively.

Fund Performance

For the fiscal year ending October, 31, 2012, Eaton Vance Strategic Income Fund’s (the Fund) Class A shares at net asset value (NAV) had a total return of 6.38%. By comparison, the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index (the Index), gained 5.25% during the period.

The Fund’s investment objective is total return. The Fund seeks to achieve its objective primarily by allocating assets among other registered investment companies managed by Eaton Vance Management or its affiliates that invest in different asset classes.

The Fund’s allocation to higher-volatility asset classes rose from approximately 40% to 50% over the course of the fiscal year, with a corresponding decline in lower-volatility asset classes from 60% to 50%. This change in positioning benefited the Fund’s relative performance versus the Index and was largely accomplished by increasing exposure to high-yield bonds and decreasing exposure to global macro.

During the period, all of the Fund’s allocations generated positive returns. Allocations to floating-rate loans and high-yield bonds made some of the largest contributions to return and were a key reason the Fund outperformed the Index. As previously noted, solid issuer fundamentals and favorable supply-demand dynamics drove healthy gains in the floating-rate loan market. Demand for income was also a benefit for the high-yield bond market, with inflows into high-yield bond mutual funds during the first nine months of 2012 exceeding all previous full-year totals. Investors were also drawn to the attractive credit profiles of issuers. Default rates appeared to have stabilized at about half their longer-term average, overall leverage continued to be relatively low, and balance sheets were generally sound and liquid.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Strategic Income Fund

October 31, 2012

Performance2,3

Portfolio Managers Eric A. Stein, CFA and Kathleen C. Gaffney, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	01/23/1998	6.38%	6.04%	7.53%	—
Class A with 4.75% Maximum Sales Charge	—	1.34	5.01	7.01	—
Class B at NAV	11/26/1990	5.67	5.21	6.71	—
Class B with 5% Maximum Sales Charge	—	0.67	4.88	6.71	—
Class C at NAV	05/25/1994	5.53	5.18	6.72	—
Class C with 1% Maximum Sales Charge	—	4.53	5.18	6.72	—
Class I at NAV	04/03/2009	6.66	—	—	10.54%
Class R at NAV	08/03/2009	6.25	—	—	6.89
Barclays Capital U.S. Aggregate Index	—	5.25%	6.37%	5.39%	—

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I	Class R
	1.08%	1.83%	1.83%	0.84%	1.33%

Performance of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class C of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Performance of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class A	$10,000	10/31/2002	$20,685	$19,694
Class B	$10,000	10/31/2002	$19,149	N.A.
Class I	$250,000	04/03/2009	$357,875	N.A.
Class R	$10,000	08/03/2009	$12,421	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Strategic Income Fund

October 31, 2012

Fund Profile5

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Strategic Income Fund

October 31, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Barclays Capital U.S. Aggregate Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus.

[5]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

[6]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets. See Statement of Assets and Liabilities for details.

Fund profile subject to change due to active management.

5

Eaton Vance

Strategic Income Fund

October 31, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 – October 31, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Expenses Paid During Period* (5/1/12 – 10/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,032.80	$5.88	1.15%
Class B	$1,000.00	$1,028.00	$9.69	1.90%
Class C	$1,000.00	$1,028.00	$9.69	1.90%
Class I	$1,000.00	$1,034.10	$4.60	0.90%
Class R	$1,000.00	$1,031.40	$7.10	1.39%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.84	1.15%
Class B	$1,000.00	$1,015.60	$9.63	1.90%
Class C	$1,000.00	$1,015.60	$9.63	1.90%
Class I	$1,000.00	$1,020.60	$4.57	0.90%
Class R	$1,000.00	$1,018.10	$7.05	1.39%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2012. The Example reflects the expenses of both the Fund and the Portfolios.

6

Eaton Vance

Strategic Income Fund

October 31, 2012

Portfolio of Investments

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $555,753,880)		$584,288,673	20.1%
Emerging Markets Local Income Portfolio (identified cost, $129,185,324)		136,286,552	4.7
Floating Rate Portfolio (identified cost, $415,831,359)		436,138,221	15.0
Global Macro Absolute Return Advantage Portfolio (identified cost, $277,065,139)		275,886,188	9.5
Global Macro Portfolio (identified cost, $475,548,377)		509,437,872	17.5
Global Opportunities Portfolio (identified cost, $405,900,521)		444,081,601	15.3
High Income Opportunities Portfolio (identified cost, $201,087,813)		216,458,518	7.4
International Income Portfolio (identified cost, $164,820,314)		167,882,496	5.8
Senior Debt Portfolio (identified cost, $100,235,657)		100,221,388	3.4
Short Duration High Income Portfolio (identified cost, $43,929,671)		44,292,534	1.5
Short-Term U.S. Government Portfolio (identified cost, $0)		105,260	0.0

Total Investments in Affiliated Portfolios (identified cost $2,769,358,055)		$2,915,079,303	100.2%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/12	$1,656,495	$1,656,495	0.1%

Total Short-Term Investments (identified cost $1,656,495)(1)		$1,656,495	0.1%

Total Investments (identified cost $2,771,014,550)		$2,916,735,798	100.3%

Other Assets, Less Liabilities		$(9,863,268)	(0.3)%

Net Assets		$2,906,872,530	100.0%

(1)	Cost for federal income taxes is the same.

7	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

October 31, 2012

Statement of Assets and Liabilities

Assets	October 31, 2012
Investments in affiliated Portfolios, at value (identified cost, $2,769,358,055)	$2,915,079,303
Investments in unaffiliated securities, at value (identified cost, $1,656,495)	1,656,495
Receivable for Fund shares sold	4,917,354
Total assets	$2,921,653,152

Liabilities
Payable for Fund shares redeemed	$11,724,513
Distributions payable	1,363,947
Payable to affiliates:
Investment adviser fee	925
Distribution and service fees	1,158,397
Trustees’ fees	42
Accrued expenses	532,798
Total liabilities	$14,780,622
Net Assets	$2,906,872,530

Sources of Net Assets
Paid-in capital	$2,733,599,548
Accumulated net realized gain from Portfolios	35,389,134
Accumulated distributions in excess of net investment income	(7,837,400)
Net unrealized appreciation from Portfolios	145,721,248
Total	$2,906,872,530

Class A Shares
Net Assets	$1,480,803,347
Shares Outstanding	181,686,905
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.15
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.56

Class B Shares
Net Assets	$107,632,380
Shares Outstanding	13,995,733
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.69

Class C Shares
Net Assets	$877,526,353
Shares Outstanding	114,067,643
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.69

Class I Shares
Net Assets	$439,393,015
Shares Outstanding	53,984,663
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.14

Class R Shares
Net Assets	$1,517,435
Shares Outstanding	185,972
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.16

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

October 31, 2012

Statement of Operations

Investment Income	Year Ended October 31, 2012
Interest income	$139
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $554,663)	159,239,582
Dividends allocated from affiliated Portfolios (net of foreign taxes, $13,137)	836,547
Expenses allocated from affiliated Portfolios	(24,119,921)
Total investment income	$135,956,347

Expenses
Investment adviser fee	$8,404
Distribution and service fees
Class A	3,949,032
Class B	1,225,192
Class C	8,842,194
Class R	6,676
Trustees’ fees and expenses	500
Custodian fee	51,783
Transfer and dividend disbursing agent fees	2,148,064
Legal and accounting services	129,865
Printing and postage	351,096
Registration fees	88,566
Miscellaneous	27,238
Total expenses	$16,828,610

Net investment income	$119,127,737

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including a gain of $124,603 from precious metals)	$(21,914,553)
Securities sold short	594,316
Futures contracts	(7,256,716)
Swap contracts	6,200,901
Forward commodity contracts	(483,075)
Foreign currency and forward foreign currency exchange contract transactions	52,453,486
Net realized gain	$29,594,359
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net increase of $501,757 from precious metals)	$53,468,616
Written options	2,078,657
Securities sold short	(6,243,889)
Futures contracts	(250,866)
Swap contracts	(9,371,869)
Forward commodity contracts	1,038,202
Foreign currency and forward foreign currency exchange contracts	(10,220,919)
Net change in unrealized appreciation (depreciation)	$30,497,932

Net realized and unrealized gain	$60,092,291

Net increase in net assets from operations	$179,220,028

9	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

October 31, 2012

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$119,127,737	$104,480,089
Net realized gain from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	29,594,359	1,958,802
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	30,497,932	(35,069,354)
Net increase in net assets from operations	$179,220,028	$71,369,537
Distributions to shareholders —
From net investment income
Class A	$(55,242,154)	$(84,056,655)
Class B	(3,246,928)	(6,301,389)
Class C	(23,619,196)	(35,372,697)
Class I	(15,727,245)	(17,285,897)
Class R	(44,011)	(43,688)
From net realized gain
Class A	(19,311,752)	—
Class B	(1,598,354)	—
Class C	(11,317,566)	—
Class I	(5,075,697)	—
Class R	(15,479)	—
Total distributions to shareholders	$(135,198,382)	$(143,060,326)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$310,680,086	$605,551,937
Class B	4,785,152	23,128,368
Class C	145,047,311	318,656,382
Class I	203,579,906	374,050,379
Class R	888,408	822,257
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	68,455,982	72,282,135
Class B	3,820,313	4,107,906
Class C	28,724,354	25,615,042
Class I	15,092,923	10,368,835
Class R	58,603	42,839
Cost of shares redeemed
Class A	(613,041,480)	(663,058,392)
Class B	(22,673,867)	(30,286,853)
Class C	(202,531,286)	(211,986,688)
Class I	(186,230,315)	(213,349,149)
Class R	(574,171)	(293,307)
Net asset value of shares exchanged
Class A	16,099,171	20,141,920
Class B	(16,099,171)	(20,141,920)
Net increase (decrease) in net assets from Fund share transactions	$(243,918,081)	$315,651,691

Net increase (decrease) in net assets	$(199,896,435)	$243,960,902

Net Assets
At beginning of year	$3,106,768,965	$2,862,808,063
At end of year	$2,906,872,530	$3,106,768,965

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(7,837,400)	$(23,604,759)

10	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

October 31, 2012

Financial Highlights

	Class A
	Year Ended October 31,
	2012		2011	2010		2009	2008
Net asset value — Beginning of year	$8.030		$8.210	$7.950		$6.940	$8.020

Income (Loss) From Operations
Net investment income(1)	$0.336		$0.296	$0.299		$0.368	$0.402
Net realized and unrealized gain (loss)	0.163		(0.076)	0.388		1.062	(0.929)

Total income (loss) from operations	$0.499		$0.220	$0.687		$1.430	$(0.527)

Less Distributions
From net investment income	$(0.283)		$(0.400)	$(0.427)		$(0.420)	$(0.537)
From net realized gain	(0.096)		—	—		—	—
Tax return of capital	—		—	—		—	(0.016)

Total distributions	$(0.379)		$(0.400)	$(0.427)		$(0.420)	$(0.553)

Net asset value — End of year	$8.150		$8.030	$8.210		$7.950	$6.940

Total Return(2)	6.38%		2.71%	8.83%		21.38%	(7.09)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,480,803		$1,676,019	$1,679,836		$1,410,612	$760,072
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.15%		1.08%	1.01%		1.08%	1.04%
Net investment income	4.18%		3.63%	3.68%		5.05%	5.19%
Portfolio Turnover of the Fund(5)	23%		8%	19%		11%	14%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.	15%		33%	13%
Portfolio Turnover of Boston Income Portfolio	64%		70%	75%		74%	54%
Portfolio Turnover of Emerging Markets Local Income Portfolio	24%		16%	17%		26%	38%
Portfolio Turnover of Floating Rate Portfolio	42%		56%	39%		35%	7%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	91%		50%	7	%(6)	N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	39%		33%	19%		25%	26%
Portfolio Turnover of Global Opportunities Portfolio	17%		10%	18	%(7)	N.A.	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	76%		78%	79%		72%	48%
Portfolio Turnover of International Income Portfolio	37%		31%	45%		28%	14%
Portfolio Turnover of Senior Debt Portfolio	37%		N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short Duration High Income Portfolio	50	%(8)	N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	15%		6%	26%		34%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(6)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(7)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(8)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

October 31, 2012

Financial Highlights — continued

	Class B
	Year Ended October 31,
	2012		2011	2010		2009	2008
Net asset value — Beginning of year	$7.570		$7.750	$7.500		$6.570	$7.590

Income (Loss) From Operations
Net investment income(1)	$0.260		$0.221	$0.226		$0.295	$0.331
Net realized and unrealized gain (loss)	0.160		(0.080)	0.374		0.982	(0.881)

Total income (loss) from operations	$0.420		$0.141	$0.600		$1.277	$(0.550)

Less Distributions
From net investment income	$(0.204)		$(0.321)	$(0.350)		$(0.347)	$(0.456)
From net realized gain	(0.096)		—	—		—	—
Tax return of capital	—		—	—		—	(0.014)

Total distributions	$(0.300)		$(0.321)	$(0.350)		$(0.347)	$(0.470)

Net asset value — End of year	$7.690		$7.570	$7.750		$7.500	$6.570

Total Return(2)	5.67%		1.83%	8.14%		20.08%	(7.73)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$107,632		$136,050	$162,476		$163,073	$151,015
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.90%		1.83%	1.76%		1.83%	1.79%
Net investment income	3.43%		2.88%	2.95%		4.32%	4.50%
Portfolio Turnover of the Fund(5)	23%		8%	19%		11%	14%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.	15%		33%	13%
Portfolio Turnover of Boston Income Portfolio	64%		70%	75%		74%	54%
Portfolio Turnover of Emerging Markets Local Income Portfolio	24%		16%	17%		26%	38%
Portfolio Turnover of Floating Rate Portfolio	42%		56%	39%		35%	7%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	91%		50%	7	%(6)	N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	39%		33%	19%		25%	26%
Portfolio Turnover of Global Opportunities Portfolio	17%		10%	18	%(7)	N.A.	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	76%		78%	79%		72%	48%
Portfolio Turnover of International Income Portfolio	37%		31%	45%		28%	14%
Portfolio Turnover of Senior Debt Portfolio	37%		N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short Duration High Income Portfolio	50	%(8)	N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	15%		6%	26%		34%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(6)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(7)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(8)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

October 31, 2012

Financial Highlights — continued

	Class C
	Year Ended October 31,
	2012		2011	2010		2009	2008
Net asset value — Beginning of year	$7.580		$7.750	$7.510		$6.570	$7.600

Income (Loss) From Operations
Net investment income(1)	$0.260		$0.222	$0.224		$0.296	$0.325
Net realized and unrealized gain (loss)	0.150		(0.071)	0.366		0.991	(0.885)

Total income (loss) from operations	$0.410		$0.151	$0.590		$1.287	$(0.560)

Less Distributions
From net investment income	$(0.204)		$(0.321)	$(0.350)		$(0.347)	$(0.457)
From net realized gain	(0.096)		—	—		—	—
Tax return of capital	—		—	—		—	(0.013)

Total distributions	$(0.300)		$(0.321)	$(0.350)		$(0.347)	$(0.470)

Net asset value — End of year	$7.690		$7.580	$7.750		$7.510	$6.570

Total Return(2)	5.53%		1.96%	8.00%		20.24%	(7.85)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$877,526		$892,991	$780,986		$618,431	$399,865
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.90%		1.83%	1.76%		1.83%	1.79%
Net investment income	3.43%		2.88%	2.92%		4.31%	4.43%
Portfolio Turnover of the Fund(5)	23%		8%	19%		11%	14%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.	15%		33%	13%
Portfolio Turnover of Boston Income Portfolio	64%		70%	75%		74%	54%
Portfolio Turnover of Emerging Markets Local Income Portfolio	24%		16%	17%		26%	38%
Portfolio Turnover of Floating Rate Portfolio	42%		56%	39%		35%	7%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	91%		50%	7	%(6)	N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	39%		33%	19%		25%	26%
Portfolio Turnover of Global Opportunities Portfolio	17%		10%	18	%(7)	N.A.	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	76%		78%	79%		72%	48%
Portfolio Turnover of International Income Portfolio	37%		31%	45%		28%	14%
Portfolio Turnover of Senior Debt Portfolio	37%		N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short Duration High Income Portfolio	50	%(8)	N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	15%		6%	26%		34%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(6)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(7)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(8)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

October 31, 2012

Financial Highlights — continued

	Class I
	Year Ended October 31,					Period Ended October 31, 2009(1)
	2012		2011	2010
Net asset value — Beginning of period	$8.020		$8.200	$7.930		$6.870

Income (Loss) From Operations
Net investment income(2)	$0.356		$0.316	$0.312		$0.237
Net realized and unrealized gain (loss)	0.163		(0.077)	0.403		1.077

Total income from operations	$0.519		$0.239	$0.715		$1.314

Less Distributions
From net investment income	$(0.303)		$(0.419)	$(0.445)		$(0.254)
From net realized gain	(0.096)		—	—		—
Tax return of capital	—		—	—		—

Total distributions	$(0.399)		$(0.419)	$(0.445)		$(0.254)

Net asset value — End of period	$8.140		$8.020	$8.200		$7.930

Total Return(3)	6.66%		2.95%	9.23%		19.36	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$439,393		$400,587	$238,933		$64,614
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.90%		0.84%	0.76%		0.83	%(7)
Net investment income	4.43%		3.89%	3.84%		5.31	%(7)
Portfolio Turnover of the Fund(8)	23%		8%	19%		11	%(9)
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.	15%		33	%(9)
Portfolio Turnover of Boston Income Portfolio	64%		70%	75%		74	%(10)
Portfolio Turnover of Emerging Markets Local Income Portfolio	24%		16%	17%		26	%(10)
Portfolio Turnover of Floating Rate Portfolio	42%		56%	39%		35	%(10)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	91%		50%	7	%(11)	N.A.
Portfolio Turnover of Global Macro Portfolio	39%		33%	19%		25	%(10)
Portfolio Turnover of Global Opportunities Portfolio	17%		10%	18	%(12)	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	76%		78%	79%		72	%(10)
Portfolio Turnover of International Income Portfolio	37%		31%	45%		28	%(10)
Portfolio Turnover of Senior Debt Portfolio	37%		N.A.	N.A.		N.A.
Portfolio Turnover of Short Duration High Income Portfolio	50	%(13)	N.A.	N.A.		N.A.
Portfolio Turnover of Short-term U.S. Government Portfolio	15%		6%	26%		34	%(10)

(1)	For the period from commencement of operations on April 3, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	For the Fund’s year ended October 31, 2009.

(10)	For the Portfolio’s year ended October 31, 2009.

(11)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(12)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(13)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

October 31, 2012

Financial Highlights — continued

	Class R
	Year Ended October 31,					Period Ended October 31, 2009(1)
	2012		2011	2010
Net asset value — Beginning of period	$8.030		$8.220	$7.940		$7.660

Income (Loss) From Operations
Net investment income(2)	$0.317		$0.276	$0.266		$0.058
Net realized and unrealized gain (loss)	0.172		(0.086)	0.422		0.321

Total income from operations	$0.489		$0.190	$0.688		$0.379

Less Distributions
From net investment income	$(0.263)		$(0.380)	$(0.408)		$(0.099)
From net realized gain	(0.096)		—	—		—
Tax return of capital	—		—	—		—

Total distributions	$(0.359)		$(0.380)	$(0.408)		$(0.099)

Net asset value — End of period	$8.160		$8.030	$8.220		$7.940

Total Return(3)	6.25%		2.33%	8.84%		4.97	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,517		$1,122	$577		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.40%		1.33%	1.26%		1.33	%(7)
Net investment income	3.94%		3.38%	3.26%		2.98	%(7)
Portfolio Turnover of the Fund(8)	23%		8%	19%		11	%(9)
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.	15%		33	%(9)
Portfolio Turnover of Boston Income Portfolio	64%		70%	75%		74	%(10)
Portfolio Turnover of Emerging Markets Local Income Portfolio	24%		16%	17%		26	%(10)
Portfolio Turnover of Floating Rate Portfolio	42%		56%	39%		35	%(10)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	91%		50%	7	%(11)	N.A.
Portfolio Turnover of Global Macro Portfolio	39%		33%	19%		25	%(10)
Portfolio Turnover of Global Opportunities Portfolio	17%		10%	18	%(12)	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	76%		78%	79%		72	%(10)
Portfolio Turnover of International Income Portfolio	37%		31%	45%		28	%(10)
Portfolio Turnover of Senior Debt Portfolio	37%		N.A.	N.A.		N.A.
Portfolio Turnover of Short Duration High Income Portfolio	50	%(13)	N.A.	N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	15%		6%	26%		34	%(10)

(1)	For the period from commencement of operations on August 3, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	For the Fund’s year ended October 31, 2009.

(10)	For the Portfolio’s year ended October 31, 2009.

(11)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(12)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(13)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

15	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

October 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following eleven portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Senior Debt Portfolio, Short Duration High Income Portfolio and Short-Term U.S. Government Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Senior Debt Portfolio, Short Duration High Income Portfolio and Short-Term U.S. Government Portfolio (10.9%, 17.6%, 4.6%, 23.2%, 7.1%, 85.6%, 22.9%, 57.4%, 3.1%, 84.4% and 0.03%, respectively, at October 31, 2012). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued

16

Eaton Vance

Strategic Income Fund

October 31, 2012

Notes to Financial Statements — continued

using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, Emerging Markets Local Income Portfolio, International Income Portfolio and Short-Term U.S. Government Portfolio are as follows: Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Boston Income Portfolio, Floating Rate Portfolio, High Income Opportunities Portfolio, Senior Debt Portfolio and Short Duration High Income Portfolio are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios and other income, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

During the year ended October 31, 2012, a capital loss carryforward of $12,082,872 was utilized to offset net realized gains by the Fund.

17

Eaton Vance

Strategic Income Fund

October 31, 2012

Notes to Financial Statements — continued

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains and current year earnings and profits attributable to realized gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended October 31, 2012 and October 31, 2011 was as follows:

	Year Ended October 31,
	2012	2011

Distributions declared from:
Ordinary income	$97,879,534	$143,060,326
Long-term capital gain	$37,318,848	—

During the year ended October 31, 2012, accumulated net realized gain was increased by $14,832,537, accumulated distributions in excess of net investment income was increased by $5,480,844 and paid-in capital was decreased by $9,351,693 due to differences between book and tax accounting, primarily for tax accounting for straddle transactions, swap contracts, futures contracts, option contracts, a Portfolio’s investment in a subsidiary, premium amortization, foreign currency gain (loss), paydown gain (loss), investments in partnerships and defaulted bond interest. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of October 31, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Net unrealized appreciation	$174,636,929
Other temporary differences	$(1,363,947)

18

Eaton Vance

Strategic Income Fund

October 31, 2012

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to distributions from real estate investment trusts, tax accounting for straddle transactions, wash sales, futures contracts, swap contracts, foreign currency transactions, investments in partnerships, premium amortization, a Portfolio’s investment in a subsidiary, partnership allocations and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the year ended October 31, 2012, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $17,508,288 and the adviser fees paid by the Fund on Investable Assets amounted to $8,404. For the year ended October 31, 2012, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.58% of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended October 31, 2012, EVM earned $77,406 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $327,252 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2012. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2012 amounted to $3,949,032 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended October 31, 2012, the Fund paid or accrued to EVD $918,894 and $6,631,645 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets of Class B and Class C shares. At October 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $47,928,000 and $72,933,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2012, the Fund paid or accrued to EVD $3,338 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended October 31, 2012 amounted to $306,298, $2,210,549 and $3,338 for Class B, Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are

19

Eaton Vance

Strategic Income Fund

October 31, 2012

Notes to Financial Statements — continued

subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended October 31, 2012, the Fund was informed that EVD received approximately $9,800, $263,400 and $130,500 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the year ended October 31, 2012, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$252,242,139	$20,565,101
Emerging Markets Local Income Portfolio	—	19,366,490
Floating Rate Portfolio	16,848,274	273,057,711
Global Macro Absolute Return Advantage Portfolio	166,061,502	—
Global Macro Portfolio	—	699,454,962
Global Opportunities Portfolio	35,000,000	56,643,876
High Income Opportunities Portfolio	53,243,378	7,275,050
International Income Portfolio	16,096,725	—
Senior Debt Portfolio	100,000,000	—
Short Duration High Income Portfolio	42,200,000	—
Short-Term U.S. Government Portfolio	—	—

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended October 31,
Class A	2012	2011

Sales	38,614,139	74,102,369
Issued to shareholders electing to receive payments of distributions in Fund shares	8,511,765	8,859,884
Redemptions	(76,215,872)	(81,307,590)
Exchange from Class B shares	1,998,884	2,467,270

Net increase (decrease)	(27,091,084)	4,121,933

	Year Ended October 31,
Class B	2012	2011

Sales	633,664	3,001,218
Issued to shareholders electing to receive payments of distributions in Fund shares	503,534	533,850
Redemptions	(2,987,537)	(3,934,224)
Exchange to Class A shares	(2,117,691)	(2,613,729)

Net decrease	(3,968,030)	(3,012,885)

20

Eaton Vance

Strategic Income Fund

October 31, 2012

Notes to Financial Statements — continued

	Year Ended October 31,
Class C	2012	2011

Sales	19,103,353	41,305,444
Issued to shareholders electing to receive payments of distributions in Fund shares	3,782,998	3,329,664
Redemptions	(26,689,763)	(27,568,467)

Net increase (decrease)	(3,803,412)	17,066,641

	Year Ended October 31,
Class I	2012	2011

Sales	25,349,954	45,765,476
Issued to shareholders electing to receive payments of distributions in Fund shares	1,878,061	1,275,315
Redemptions	(23,205,591)	(26,232,325)

Net increase	4,022,424	20,808,466

	Year Ended October 31,
Class R	2012	2011

Sales	110,319	100,407
Issued to shareholders electing to receive payments of distributions in Fund shares	7,273	5,257
Redemptions	(71,314)	(36,223)

Net increase	46,278	69,441

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$2,915,079,303	$—	$—	$2,915,079,303
Short-Term Investments	—	1,656,495	—	1,656,495

Total Investments	$2,915,079,303	$1,656,495	$—	$2,916,735,798

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

21

Eaton Vance

Strategic Income Fund

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Strategic Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Strategic Income Fund as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 27, 2012

22

Eaton Vance

Strategic Income Fund

October 31, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding capital gains dividends.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2012, $37,318,848 or, if subsequently determined to be different, the net capital gain of such year.

23

Eaton Vance

Strategic Income Fund

October 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

24

Eaton Vance

Strategic Income Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

028-12/12	SISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Strategic Income Fund, (the “Fund”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

The following table presents the aggregate fees billed to the fund for the fund’s fiscal years ended October 31, 2011 and October 31, 2012 by the fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Strategic Income Fund Fiscal Years Ended	10/31/11	10/31/12
Audit Fees	$42,460	$43,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$28,130	$30,170
All Other Fees(3)	$1,200	$0

Total	$71,790	$73,970

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, September 30, October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	12/31/10	1/31/11**	9/30/11	10/31/11	12/31/11	1/31/12	9/30/12	10/31/12
Audit Fees	$90,920	$21,550	$31,865	$522,885	$135,300	$88,300	$109,600	$524,630
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$27,000	$11,500	$15,580	$250,180	$51,570	$25,420	$28,740	$281,940
All Other Fees(3)	$4,900	$500	$600	$22,300	$1,500	$2,100	$620	$0

Total	$122,820	$33,550	$48,045	$795,365	$188,370	$115,820	$138,960	$806,570

*	Information is not presented for fiscal years ended 11/30/10 or 11/30/11, as no Series in the Trust with such fiscal year ends were in operation during those periods.
**	Series commenced operations on April 1, 2010.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)	Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	12/31/10	1/31/11**	9/30/11	10/31/11	12/31/11	1/31/12	9/30/12	10/31/12
Registrant(1)	$31,900	$12,000	$16,180	$272,480	$53,070	$27,520	$29,360	$281,940
Eaton Vance(2)	$250,973	$205,107	$226,431	$266,431	$334,561	$414,561	$606,619	$566,619

*	Information is not presented for fiscal years ended 11/30/10 or 11/30/11, as no Series in the Trust with such fiscal year ends were in operation during those periods.
**	Series commenced operations on April 1, 2010.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: December 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 18, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 18, 2012